United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/16

Date of Reporting Period: Six months ended 03/31/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2016
Share Class	Ticker
A	FMUUX
Institutional	FMUSX

Federated Municipal Ultrashort Fund
Fund Established 2000

A Portfolio of Federated Fixed Income Securities, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2015 through March 31, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2016, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Hospital	15.9%
Industrial Development Bond/Pollution Control Revenue	13.6%
General Obligation—Local	10.7%
Electric & Gas	9.5%
Toll Road	8.8%
General Obligation—State	6.7%
General Obligation—State Appropriation	4.6%
Water & Sewer	4.2%
Dedicated Tax	3.9%
Public Power	3.5%
Other[2]	18.0%
Other Assets and Liabilities—Net[3]	0.6%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	For purposes of this table, sector classifications constitute 81.4% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2016 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—81.4%
		Alabama—0.2%
$4,640,000		Mobile, AL IDB, PCRBs (Series 2007A), 1.65% TOBs (Alabama Power Co.), Mandatory Tender 3/20/2017	$4,677,166
		Arizona—1.6%
7,000,000	[1]	Arizona Health Facilities Authority, Variable Rate Revenue Refunding Bonds (Series 2013A-1), 2.25% TOBs (Phoenix Children's Hospital), Mandatory Tender 2/5/2020	7,144,340
25,000,000		Phoenix, AZ IDA, (Series 2013), 0.65% TOBs (Republic Services, Inc.), Mandatory Tender 5/2/2016	25,000,000
4,500,000	[2,3]	Yavapai County, AZ IDA Solid Waste Disposal, Revenue Bonds (Series 2002), 2.125% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2018	4,582,710
2,500,000	[2,3]	Yavapai County, AZ IDA Solid Waste Disposal, Revenue Bonds (Series 2003A-2), 1.60% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2018	2,504,900
		TOTAL	39,231,950
		Arkansas—0.3%
8,000,000		Jefferson County, AR, PCR Refunding Bonds (Series 2013), 1.55% (Entergy Arkansas, Inc.), 10/1/2017	8,082,800
		California—7.7%
12,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2008D-1 Index Rate), 1.21% TOBs, Mandatory Tender 8/1/2017	12,014,280
15,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007A-1), 1.10% TOBs, Mandatory Tender 10/1/2019	14,982,150
3,770,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	3,798,614
4,715,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008B), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	4,750,787
4,250,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008C), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	4,282,257
5,645,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2013B), 5.00% TOBs (St. Joseph Health System), Mandatory Tender 10/17/2017	6,001,595
3,500,000	[2]	California PCFA, Solid Waste Disposal Revenue Bonds, 1.65% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	3,502,345
3,200,000		California PCFA, Solid Waste Disposal Revenue Refunding Bonds (Series 1998B), 3.625% (Waste Management, Inc.), 6/1/2018	3,340,544
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$10,000,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013C), 0.95% TOBs, Mandatory Tender 12/1/2016	$10,000,200
10,000,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013D), 1.008% TOBs, Mandatory Tender 12/1/2017	10,009,400
7,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 1.15%, 5/1/2017	7,018,270
9,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 1.30%, 5/1/2018	9,060,570
10,000,000		California State, Various Purpose UT GO Bonds (Series 2013), 5.00%, 10/1/2017	10,652,100
60,000,000	[1]	California Statewide CDA, Revenue Bonds (Series 2012C), 1.35% TOBs (Kaiser Permanente), Mandatory Tender 5/1/2017	60,190,200
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013B-1), 5.00% TOBs, Mandatory Tender 1/15/2018	3,137,460
2,500,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013B-2), 5.00% TOBs, Mandatory Tender 1/15/2020	2,742,850
8,300,000	[1]	Hemet, CA USDT, COPs (Series 2006), 1.05%, 10/3/2016	8,299,336
7,000,000	[1,2,3]	Nuveen California AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares (Series 2018), 0.87%, 7/1/2018	6,998,530
5,000,000		Val Verde, CA USDT, GO BANs (Series 2013), 3.00% (United States Treasury PRF 8/1/2016@100), 8/1/2018	5,039,850
		TOTAL	185,821,338
		Colorado—0.6%
8,250,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2014A), 1.58% TOBs, Mandatory Tender 8/31/2017	8,228,055
5,790,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Series 2007CD-2), 2.15% TOBs (National Public Finance Guarantee Corporation INS), Mandatory Tender 8/31/2017	5,804,822
		TOTAL	14,032,877
		Connecticut—2.9%
15,000,000	[1]	Connecticut State HEFA, Revenue Bonds (Series 2014B Floating Rate Note), 0.844% TOBs (Yale-New Haven Hospital), Mandatory Tender 7/1/2019	15,009,150
5,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.93%, 4/15/2016	5,000,550
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 1.08%, 4/15/2017	4,001,000
4,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 1.28%, 4/15/2018	4,506,345
3,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.83%, 9/15/2016	3,003,780
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Connecticut—continued
$1,875,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.92%, 9/15/2017	$1,867,856
2,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 1.17%, 9/15/2018	2,494,625
6,355,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 1.05%, 3/1/2020	6,297,741
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 1.15%, 3/1/2021	3,956,960
3,065,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 1.25%, 3/1/2022	3,020,098
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 1.30%, 3/1/2023	1,469,790
15,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013D), 1.28%, 8/15/2019	15,018,900
2,000,000		West Haven, CT, UT GO Bonds, 4.00% (AGM INS), 8/1/2017	2,076,760
2,500,000		West Haven, CT, UT GO Bonds, 5.00% (AGM INS), 8/1/2016	2,535,250
		TOTAL	70,258,805
		District of Columbia—0.5%
13,285,000	[1]	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011B), 1.15%, 12/1/2017	13,202,766
		Florida—2.1%
52,116	[4,5]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	1,302
10,000,000	[1]	Citizens Property Insurance Corp. FL, (Citizens Property Insurance Coastal Account), SIFMA Floating Rate Notes (Series 2015A-2), 1.25%, 6/1/2018	9,961,900
6,350,000		Escambia County, FL, PCR Refunding Bonds (Series 2003), 1.55% TOBs (Gulf Power Co.), Mandatory Tender 6/15/2016	6,361,176
21,740,000	[1]	Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2012), 1.15%, 10/1/2017	21,755,653
4,500,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2006), 1.50% (Waste Management, Inc.), 10/1/2018	4,550,265
5,200,000		Miami-Dade County, FL School Board, COPs (Series 2011B), 5.00% TOBs, Mandatory Tender 5/1/2016	5,219,916
2,250,000		Okeechobee County, FL, 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2016	2,260,035
1,500,000		Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2017	1,579,725
		TOTAL	51,689,972
		Georgia—1.1%
22,500,000	[1]	Gainesville & Hall County, GA Hospital Authority, (Northeast Georgia Health System, Inc.), RACs (Series 2014B), 1.35%, 2/18/2020	22,306,275
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Georgia—continued
$2,425,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 2.00% TOBs (Georgia Power Co.), Mandatory Tender 6/13/2019	$2,470,444
2,000,000		Municipal Electric Authority of Georgia, General Resolution Senior General Power Revenue Bonds (Series 2012B), 5.00%, 1/1/2017	2,066,660
400,000		Municipal Electric Authority of Georgia, Project One Power Revenue Bonds (Series GG), 5.00%, 1/1/2017	413,332
		TOTAL	27,256,711
		Illinois—3.8%
12,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-2 SIFMA Index), 1.15% TOBs, Mandatory Tender 6/1/2017	10,715,880
16,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-3 SIFMA Index), 1.23% TOBs, Mandatory Tender 6/1/2018	13,319,360
17,585,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2018	18,754,226
10,815,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2018	11,347,314
1,175,000		Cook County, IL, Refunding UT GO Bonds (Series 2014A), 5.00%, 11/15/2017	1,239,966
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (Trinity Healthcare Credit Group), 12/1/2016	1,015,440
2,000,000		Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2016	2,019,200
10,000,000		Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2017	10,270,500
4,975,000		Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2018	5,261,212
5,000,000		Illinois State, UT GO Bonds (Series of February 2014), 3.00%, 2/1/2017	5,066,650
2,000,000		Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2017	2,042,900
2,825,000		Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2018	2,943,650
2,300,000		Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2016	2,340,089
5,000,000		Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2017	5,239,250
		TOTAL	91,575,637
		Indiana—2.9%
615,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-10), 4.00% TOBs (Ascension Health Alliance Subordinate Credit Group )/(United States Treasury PRF), Mandatory Tender 6/1/2016	618,659
700,000		Indiana Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2017	723,436
1,000,000		Indiana Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2018	1,074,830
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$70,000,000	[1]	Whiting, IN Environmental Facilities, (BP PLC), Environmental Facilities Revenue Bonds (Series 2014), 1.15%, 12/2/2019	$68,269,600
		TOTAL	70,686,525
		Iowa—0.2%
6,000,000		Iowa Finance Authority, Hospital Revenue & BANs (Series 2015), 1.75% (Shenandoah Medical Center), 6/1/2018	6,006,960
		Kansas—0.6%
6,500,000	[1]	Kansas State Department of Transportation, Highway Revenue Refunding Index Bonds (Series 2014B-4), 0.614%, 9/1/2018	6,453,590
6,000,000	[1]	Kansas State Department of Transportation, Highway Revenue Refunding Index Bonds (Series 2014B-5), 0.694%, 9/1/2019	5,944,980
3,000,000		Olathe, KS, Health Facilities Revenue Bonds (Series 2012B), 2.00% TOBs (Olathe Medical Center), Mandatory Tender 3/1/2017	3,002,880
		TOTAL	15,401,450
		Kentucky—1.3%
4,000,000		Harrison County, KY Healthcare, Improvement & Refunding Revenue BANs, 1.50% (Harrison Memorial Hospital), 5/1/2017	4,001,400
20,300,000		Kentucky Public Transportation Infrastructure Authority, Subordinate Toll Revenue BANs (Series 2013A), 5.00%, 7/1/2017	21,220,199
5,835,000		Louisville & Jefferson County, KY Metropolitan Government, PCRBs (Series 2003A), 1.65% TOBs (Louisville Gas & Electric Co.), Mandatory Tender 4/3/2017	5,869,602
		TOTAL	31,091,201
		Louisiana—3.2%
21,000,000	[1]	Louisiana Local Government Environmental Facilities CDA, Subordinate Lien Revenue Bonds (Series 2013B LIBOR Index), 1.007% TOBs (East Baton Rouge Sewerage Commission), Mandatory Tender 8/1/2018	20,782,230
16,000,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-1 LIBOR Index), 0.777% TOBs, Mandatory Tender 5/1/2017	15,988,160
14,400,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-2 LIBOR Index), 0.857% TOBs, Mandatory Tender 5/1/2018	14,347,584
21,430,000		Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2010B-1), 2.20% TOBs (Loop LLC), Mandatory Tender 10/1/2017	21,694,660
2,250,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2016	2,261,430
2,000,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2017	2,089,600
		TOTAL	77,163,664
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Maryland—2.8%
$18,830,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011B), 1.444% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2016	$18,880,653
23,800,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2012C), 1.124% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2017	23,795,954
17,000,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2013A), 0.894% TOBs (Johns Hopkins Hospital), Mandatory Tender 5/15/2018	16,944,240
8,405,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2013B), 0.874% TOBs (Johns Hopkins Hospital), Mandatory Tender 5/15/2018	8,373,985
		TOTAL	67,994,832
		Massachusetts—1.0%
4,000,000	[1]	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.92%, 9/1/2016	4,001,760
10,000,000	[1]	Commonwealth of Massachusetts, UT GO Bonds (Series 2012D), 0.83%, 1/1/2018	9,979,200
7,650,000	[1]	Massachusetts State Development Finance Agency, (Partners Healthcare Systems), Revenue Bonds (Series 2015O-3), 0.88% TOBs, Mandatory Tender 1/29/2020	7,481,165
3,000,000		Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Bonds (Series 2002), 1.60% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	3,014,070
		TOTAL	24,476,195
		Michigan—3.8%
4,000,000	[1,2,3]	Eaton Vance Michigan Municipal Bond Fund, Institutional MuniFund Term Preferred Shares (Series 2019), 1.40%, 7/1/2019	3,995,600
7,000,000		Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2015A), 3.00% (Detroit, MI City School District)/(Q-SBLF GTD), 5/1/2016	7,014,910
8,000,000		Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2015A), 5.00% (Detroit, MI City School District)/(Q-SBLF GTD), 5/1/2017	8,349,520
20,000,000	[1]	Michigan State Financial Authority, (Trinity Healthcare Credit Group), Hospital Revenue Bonds (Series 2015MI), 0.83%, Mandatory Tender 12/1/2020	19,744,400
14,680,000	[1]	Michigan State Hospital Finance Authority, (McLaren Health Care Corp.), Hospital Revenue Refunding Floating Rate Bonds (Series 2015 D-1), 0.894%, Mandatory Tender 10/15/2018	14,595,884
5,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999B-4), 1.50% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/1/2017	5,033,600
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$7,515,000		Michigan State Hospital Finance Authority, Variable Rate Revenue Bonds (Series 1999B-3), 0.95% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 2/1/2018	$7,519,434
26,650,000		Michigan Strategic Fund, Adjustable Rate Demand LO Revenue Refunding Bonds (Series 1995C), 2.125% TOBs (Detroit Edison Co.), Mandatory Tender 9/1/2016	26,771,257
		TOTAL	93,024,605
		Minnesota—0.2%
4,900,000		Pipestone County, MN Medical Center, RANs (Series 2014), 0.85%, 5/1/2017	4,903,626
		Mississippi—0.8%
800,000		Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2002), 1.375% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2017	800,040
1,000,000		Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2004), 1.125% TOBs (Waste Management, Inc.), Mandatory Tender 9/1/2017	1,001,370
8,000,000		Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2007), 1.00% (Waste Management, Inc.), 7/1/2017	8,008,880
10,020,000	[1]	Mississippi State, UT GO Refunding Bonds (Series 2012D), 0.93%, 9/1/2017	10,019,499
		TOTAL	19,829,789
		Missouri—0.2%
3,780,000		Missouri State Environmental Improvement & Energy Resources Authority, Environmental Improvement Revenue Refunding Bonds (Series 1992), 1.25% (Kansas City Power And Light Co.), 7/1/2017	3,807,367
		Multi State—1.2%
17,983,542	[1,2,3]	BB&T 2014-1 Trust, Tax-Exempt Pool Certificates (Series 2014 Class C), 1.10%, 11/15/2017	17,847,766
6,185,000	[1,2,3]	BB&T 2014-1 Trust, Tax-Exempt Pool Certificates (Series 2014 Class D), 1.20%, 11/15/2019	6,089,380
6,000,000	[1,2,3]	Eaton Vance Municipal Bond Fund II, Institutional MuniFund Term Preferred Shares (Series 2019), 1.45%, 7/1/2019	5,997,180
		TOTAL	29,934,326
		Nebraska—0.8%
7,835,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 5.00% (Royal Bank of Canada, Montreal GTD), 6/1/2016	7,888,513
5,000,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 5.00% (Royal Bank of Canada, Montreal GTD), 6/1/2017	5,221,050
5,590,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 5.00% (Royal Bank of Canada, Montreal GTD), 6/1/2018	6,027,138
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Nebraska—continued
$500,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2017	$513,005
750,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2017	775,110
		TOTAL	20,424,816
		New Hampshire—0.1%
2,000,000		New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2003), 2.125% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2018	2,057,020
		New Jersey—5.5%
10,472,064		Bridgeton, NJ, 1.75% BANs, 8/26/2016	10,507,774
6,192,000		Burlington, NJ, (Series 2015A), 1.75% BANs, 6/10/2016	6,200,793
3,250,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.125% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	3,304,210
750,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.50% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	762,255
10,000,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2015 XX), 5.00% (New Jersey State), 6/15/2019	10,794,200
18,500,000	[1]	New Jersey EDA, School Facilities Construction SIFMA Index Bonds (Series 2012H), 1.30% (New Jersey State), 2/1/2017	18,316,295
2,000,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2016	2,021,820
25,000,000	[1]	New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation Program Notes (SIFMA Index Multimodal Notes) (Series 2014BB), 1.40%, Mandatory Tender 12/15/2019	24,297,000
5,000,000		New Jersey State Transportation Trust Fund Authority, Transportation Program Bonds (Series 2014AA), 5.00% (New Jersey State), 6/15/2017	5,212,300
10,000,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013C), 0.88%, 1/1/2017	9,986,100
10,000,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013C), 0.95%, 1/1/2018	9,965,100
6,625,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013D-3), 1.08% TOBs, Mandatory Tender 1/1/2018	6,614,201
5,000,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013E-2), 1.02% TOBs, Mandatory Tender 1/1/2017	4,998,350
11,000,000	[1]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2014B-3), 0.864% TOBs, Mandatory Tender 1/1/2018	10,982,290
8,903,331		West Orange Township, NJ, 1.50% BANs, 6/16/2016	8,919,090
		TOTAL	132,881,778
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Mexico—0.8%
$19,350,000	[1]	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014B), 1.044% TOBs (Royal Bank of Canada, Montreal GTD), Mandatory Tender 8/1/2019	$19,138,892
		New York—10.4%
10,000,000		Long Beach, NY, 2.00% BANs, 2/16/2017	10,082,500
30,000,000	[1]	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014C) (LIBOR Floating Rate Tender Notes), 0.957%, 11/1/2018	29,692,800
4,700,000	[1]	Metropolitan Transportation Authority, NY, (MTA Dedicated Tax Fund), Dedicated Tax Fund Refunding Bonds (Series 2008B-3a) (Floating Rate Tender Notes), 0.77% TOBs, 11/1/2018	4,642,002
3,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Refunding Bonds (Series 2008B-3c) (Floating Rate Tender Notes), 0.85% TOBs (MTA Dedicated Tax Fund), Mandatory Tender 11/1/2019	2,963,280
8,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3), 1.15% (MTA Dedicated Tax Fund), 11/1/2017	8,005,120
14,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3b), 1.30% (MTA Dedicated Tax Fund), 11/1/2018	14,032,200
15,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3c), 1.35% (MTA Dedicated Tax Fund), 11/1/2019	15,076,200
5,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002D-2b), 0.903% TOBs (MTA Transportation Revenue)/(AGM INS), Mandatory Tender 5/15/2018	4,973,800
3,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1c), 0.984% (MTA Transportation Revenue), 11/1/2016	3,001,830
2,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1d), 1.124% (MTA Transportation Revenue), 11/1/2017	1,997,420
5,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1h), 1.144% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2016	5,004,850
24,750,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-3), 0.994% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2016	24,766,583
17,620,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-4), 1.134% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2017	17,634,625
5,000,000		Nassau, NY Health Care Corp., 2.00% RANs, 1/17/2017	5,029,400
15,000,000		New York City, NY IDA, Special Facility Revenue Bonds (Series 2002B), 2.00% TOBs (American Airlines, Inc.), Mandatory Tender 8/1/2016	15,033,600
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$12,700,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.95%, 8/1/2025	$12,699,619
15,000,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-7), 0.87%, 8/1/2021	15,000,600
12,395,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2017	13,109,200
2,000,000		New York State Environmental Facilities Corp., Revenue Bonds (Series A), 2.75% (Waste Management, Inc.), 7/1/2017	2,040,460
7,500,000	[1,2,3]	Nuveen New York AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares (Series 2017), 1.02%, 10/1/2017	7,497,750
1,500,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014A), 4.00%, 1/15/2017	1,537,665
2,115,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014A), 4.00%, 1/15/2018	2,226,249
3,980,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014B), 3.00%, 8/15/2016	4,013,432
1,600,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014B), 4.00%, 8/15/2017	1,666,928
1,720,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014B), 4.00%, 8/15/2018	1,836,478
1,825,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2018	1,964,083
2,250,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2019	2,492,280
3,500,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2020	3,527,650
9,000,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2021	9,071,100
6,750,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2021	7,075,485
4,000,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bonds (Series 2000ABCD-5), 0.84% (AGM INS), 1/1/2019	3,986,560
		TOTAL	251,681,749
		North Carolina—0.8%
4,500,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds (Series 2012B), 5.00% (United States Treasury COL), 1/1/2017	4,649,310
2,775,000	[1]	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2012C), 1.14% TOBs (Wake Forest Baptist Obligated Group), Mandatory Tender 12/1/2017	2,764,205
12,750,000	[1]	University of North Carolina at Chapel Hill, General Revenue Bonds (Series 2012A), 1.044% TOBs, Mandatory Tender 12/1/2017	12,731,768
		TOTAL	20,145,283
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—3.9%
$6,205,000	[1]	Allen County, OH, (Mercy Health), Adjustable Rate Hospital Facilities Revenue Bonds (Series 2015B), 1.15% TOBs, Mandatory Tender 5/1/2020	$6,146,363
40,000,000	[1]	Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2014), 1.014% TOBs (Royal Bank of Canada, Montreal GTD), Mandatory Tender 8/1/2019	39,974,000
8,500,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2006-A), 3.75% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 12/3/2018	8,770,555
20,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-D), 2.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 9/15/2016	20,034,200
2,000,000		Ohio Water Development Authority, 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2016	2,008,980
8,000,000		Ohio Water Development Authority, PCR Refunding Bonds (Series 2010B), 2.20% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/1/2016	8,010,640
9,000,000	[1]	University of Cincinnati, OH, General Receipts Floating Rate Notes (Series 2015A), 0.743%, 6/1/2018	8,979,750
		TOTAL	93,924,488
		Oklahoma—0.7%
750,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Mustang Public Schools), 9/1/2016	756,930
3,235,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.50% (Mustang Public Schools), 9/1/2017	3,349,390
1,390,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Mustang Public Schools), 9/1/2018	1,484,589
4,390,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Midwest City-Del City Public Schools), 3/1/2017	4,475,605
6,200,000	[1]	Oklahoma State Municipal Power Authority, Power Supply System Revenue Refunding Bonds (Series 2005A), 1.20% TOBs, Mandatory Tender 8/1/2018	6,189,026
		TOTAL	16,255,540
		Oregon—0.4%
3,000,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 3.00%, 11/1/2016	3,006,450
3,500,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 4.00%, 11/1/2017	3,579,310
2,100,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 5.00%, 11/1/2018	2,199,939
		TOTAL	8,785,699
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—6.4%
$10,000,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2006A), 2.20% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 7/1/2016	$10,020,000
8,700,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2006A), 3.50% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/1/2020	8,958,477
7,990,000	[1]	Bethlehem, PA Area School District Authority, School Revenue Bonds (Series 2014), 0.737%, Mandatory Tender 1/1/2018	7,978,335
3,000,000		Bucks County, PA IDA, Solid Waste Revenue Bonds, 1.375% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2017	3,004,440
15,000,000	[1]	Manheim Township, PA School District, GO Bonds (Series 2014A), 0.698% TOBs (State Aid Withholding GTD), Mandatory Tender 5/1/2018	14,801,850
600,000	[1]	Manheim Township, PA School District, GO Bonds (Series 2014A) (State Aid Withholding GTD), 0.518%, 5/2/2016	599,796
1,400,000	[1]	Manheim Township, PA School District, GO Bonds (Series 2014A) (State Aid Withholding GTD), 0.578%, 5/1/2017	1,388,674
16,445,000	[1]	Middletown, PA Area School District, UT GO Bonds (Series 2013), 1.044% TOBs, Mandatory Tender 6/5/2017	16,452,236
375,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2017	385,755
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2018	661,700
4,000,000		Montgomery County, PA IDA, PCRBs (Series 2002A), 2.55% TOBs (Exelon Generation Co. LLC), Mandatory Tender 6/1/2020	4,062,920
1,100,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014), 0.564%, 11/1/2017	1,094,918
700,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014), 0.644%, 11/1/2018	694,673
1,000,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014), 0.704%, 11/1/2019	988,620
4,000,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014), 0.794%, Mandatory Tender 11/1/2019	3,967,080
8,000,000	[1]	Northampton County, PA General Purpose Authority, Variable Rate Hospital Revenue Bonds (Series 2013B), 1.80% TOBs (St. Luke's Hospital of Bethlehem), Mandatory Tender 8/15/2020	8,008,800
10,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-B), 3.10% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 3/1/2019	10,204,700
5,250,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2006A), 2.55% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 12/3/2018	5,255,302
10,855,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013A), 1.00%, 12/1/2017	10,821,566
11,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013A), 1.08%, 12/1/2018	10,951,600
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$4,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2014B), 1.28%, 12/1/2020	$3,978,560
715,000	[1]	Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 1.076% (Guthrie Healthcare System, PA), 12/1/2017	713,277
6,000,000	[1]	Scranton, PA School District, GO Notes (Series 2014) (LIBOR Floating Rate Tender Notes), 1.298%, Mandatory Tender 4/2/2018	5,998,140
5,800,000	[1]	University Area Joint Authority, PA, Sewer Revenue Bonds (Series 2014), 0.80%, Mandatory Tender 11/1/2017	5,789,154
19,500,000	[1]	York County, PA, GO Floating Rate Notes (Series 2015 LIBOR Index Rate Mode), 0.598%, Mandatory Tender 6/1/2017	19,452,030
		TOTAL	156,232,603
		South Carolina—0.7%
17,470,000	[1]	Charleston, SC Waterworks and Sewer System, Revenue Refunding Bonds (Series 2007), 0.978% TOBs, Mandatory Tender 1/1/2018	17,468,952
		Tennessee—1.0%
23,500,000	[1]	Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Refunding Bonds (Series 2012B), 1.00% TOBs (Vanderbilt University), Mandatory Tender 10/1/2017	23,460,990
1,000,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2016	1,011,450
		TOTAL	24,472,440
		Texas—7.4%
5,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue & Refunding Bonds (Series 2015B), 5.00% TOBs, Mandatory Tender 1/6/2021	5,636,400
5,625,000		Cypress-Fairbanks, TX ISD, Variable Rate UT GO School Building Bonds (Series 2014B-2), 3.00% TOBs (PSFG GTD), Mandatory Tender 8/15/2017	5,783,962
7,000,000		Georgetown, TX ISD, Variable Rate UT GO Tax School Building Bonds (Series 2016-B), 2.50% (PSFG GTD), 8/1/2017	7,152,250
10,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Series 2014B), 0.98% TOBs (Memorial Hermann Health System), Mandatory Tender 12/1/2019	9,896,500
8,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Series 2015-3), 1.147% TOBs (Texas Children's Hospital), Mandatory Tender 6/1/2020	7,956,640
1,045,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.80% (Memorial Hermann Health System), 6/1/2016	1,044,812
3,600,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.90% (Memorial Hermann Health System), 6/1/2017	3,587,616
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,815,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 1.00% (Memorial Hermann Health System), 6/1/2018	$1,802,513
2,250,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 1.10% (Memorial Hermann Health System), 6/1/2019	2,236,185
2,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 1.15% (Memorial Hermann Health System), 6/1/2020	1,980,820
3,710,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 1.23% (Memorial Hermann Health System), 6/1/2021	3,654,387
3,750,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 1.04% TOBs (Harris County, TX Toll Road Authority), Mandatory Tender 8/15/2016	3,750,488
10,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 1.15% TOBs, Mandatory Tender 6/1/2017	9,993,400
5,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 1.30% TOBs, Mandatory Tender 5/1/2020	4,978,750
15,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012C), 1.00% TOBs, Mandatory Tender 8/1/2016	14,999,250
8,550,000	[1]	Houston, TX Higher Education Finance Corp., Higher Education Revenue Refunding Bonds (Series 2013B), 0.93% TOBs (Rice University), Mandatory Tender 5/15/2016	8,552,137
10,000,000	[1]	Katy, TX ISD, Variable Rate UT GO Refunding Bonds (Series 2015C), 0.842%, Mandatory Tender 8/15/2019	9,953,400
10,000,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2011A) (SIFMA Index Floating Rate Bonds), 1.20% TOBs, Mandatory Tender 1/1/2019	9,930,900
31,665,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2014C) (SIFMA Index Floating Rate Bonds), 1.07% TOBs, Mandatory Tender 1/1/2020	31,141,578
7,500,000		San Antonio, TX Electric & Gas System, Variable Rate Junior Lien Revenue Refunding Bonds (Series 2012C), 2.00% TOBs, Mandatory Tender 12/1/2016	7,572,525
4,895,000		San Antonio, TX ISD, UT GO Bonds (Series 2014B), 2.00% TOBs (PSFG GTD), Mandatory Tender 8/1/2018	4,996,767
15,000,000	[1]	San Antonio, TX Water System, Variable Rate Junior Lien Revenue Bonds (Series 2013F), 1.08% TOBs, Mandatory Tender 11/1/2016	15,002,400
7,335,000		Texas State Transportation Commission, First Tier Revenue Refunding Put Bonds (Series 2015-A), 5.00% TOBs (Central Texas Turnpike System), 4/1/2020	8,329,626
		TOTAL	179,933,306
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virginia—1.0%
$1,810,000		Caroline County, VA IDA, Public Facility Lease Revenue BANs (Series 2011), 4.00%, 8/1/2016	$1,813,421
4,800,000		Charles City County, VA EDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2004A), 3.125% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2016	4,874,112
2,000,000		Gloucester County, VA IDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2003A), 1.60% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	2,007,300
2,000,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2016	2,022,180
2,335,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2017	2,453,992
10,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 2.375% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2016	10,065,600
		TOTAL	23,236,605
		Washington—1.0%
7,825,000	[1]	Everett, WA, LT Tax GO Refunding Bonds (SIFMA Index Floating) (Series 2014), 0.80%, Mandatory Tender 12/1/2019	7,698,079
8,000,000	[1]	Grant County, WA Public Utilities District NO. 2: Electric System, Electric System Revenue Bonds (Series 2014-K) (SIFMA Index), 0.72%, Mandatory Tender 12/1/2017	7,961,920
3,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2016	3,022,710
1,500,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2017	1,569,945
3,000,000	[2,3]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2005D), 1.25% (Waste Management, Inc.), 11/1/2017	3,023,520
		TOTAL	23,276,174
		West Virginia—1.3%
9,000,000		Mason County, WV, PCRBs, 1.625% TOBs (Appalachian Power Co.), Mandatory Tender 10/1/2018	9,052,920
16,500,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds Series (2011A), 2.00% TOBs (Appalachian Power Co.), Mandatory Tender 9/1/2016	16,565,010
7,000,000	[1]	West Virginia University Board of Governors, Variable Rate Revenue Refunding Bonds (Series 2014C), 0.93% TOBs (West Virginia University), Mandatory Tender 10/1/2019	6,951,000
		TOTAL	32,568,930
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Wisconsin—0.2%
$3,685,000		Wisconsin HEFA, Revenue Bonds (Series 2013B-1), 4.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/1/2018	$3,904,036
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $1,981,809,510)	1,976,538,873
		SHORT-TERM MUNICIPALS—18.0%[6]
		Alabama—1.9%
600,000		Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham LOC), 1.40%, 4/7/2016	600,000
13,595,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.91%, 4/7/2016	13,595,000
32,325,000		Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery)(Series B) ARS (Assured Guaranty Corp. INS), 1.00%, 4/1/2016	32,325,000
		TOTAL	46,520,000
		Arkansas—0.7%
17,885,000		Arkansas Development Finance Authority, (Baptist Memorial Healthcare), VRMOs (Series 2015B-3), 0.70%, 3/18/2019	17,885,000
		Connecticut—0.6%
10,000,000		Connecticut State, VRMOs (Series A-3), 0.66%, 7/1/2017	10,000,000
5,000,000		Connecticut State, VRMOs (Series A-4), 0.66%, 1/1/2018	5,000,000
		TOTAL	15,000,000
		Georgia—0.8%
5,440,000		Bartow County, GA Development Authority, (Series 2002) Weekly VRDNs (Somerset Cove Apartments, LP)/(Compass Bank, Birmingham LOC), 0.98%, 4/7/2016	5,440,000
4,000,000		Burke County, GA Development Authority, (1st Series 2009) Daily VRDNs (Georgia Power Co.), 0.53%, 4/1/2016	4,000,000
8,500,000		Burke County, GA Development Authority, (Third Series 2012) Daily VRDNs (Georgia Power Co.), 0.54%, 4/1/2016	8,500,000
		TOTAL	17,940,000
		Illinois—1.3%
16,255,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, RBC Muni Trust (Series O-40) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.90%, 4/7/2016	16,255,000
13,350,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, Tender Option Bond Trust Certificates (Series 2015-XF1045) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.80%, 4/7/2016	13,350,000
2,000,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, Tender Option Bond Trust Receipts (2016-ZM0168) Weekly VRDNs (Royal Bank of Canada LIQ), 0.90%, 4/7/2016	2,000,000
		TOTAL	31,605,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[6]
		Indiana—0.9%
$22,250,000		Indiana State Finance Authority Environmental, (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.70%, 4/7/2016	$22,250,000
		Michigan—0.3%
7,575,000	[2,3]	Detroit, MI City School District, Tender Option Bond Trust Certificates (2015-XF0241) Weekly VRDNs (AGM GTD)/(TD Bank, N.A. LIQ), 1.15%, 4/7/2016	7,575,000
		Mississippi—0.1%
1,510,000		Mississippi Business Finance Corp., (Series A) Weekly VRDNs (Mississippi College)/(Regions Bank, Alabama LOC), 0.81%, 4/7/2016	1,510,000
		Multi State—1.0%
22,830,000	[2,3]	ROCs Pooled Trust (Multistate AMT) Series 13001CE, ROCs (Series 13001CE) Weekly VRDNs (Citigroup, Inc. GTD)/(Citigroup, Inc. LIQ), 0.90%, 4/7/2016	22,830,000
		New Jersey—1.8%
7,440,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 0.69%, 4/7/2016	7,440,000
7,440,000		New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 0.69%, 4/7/2016	7,440,000
26,200,000		New Jersey EDA, (Series 2003B) Weekly VRDNs (Port Newart Container Terminal LLC)/(Santander Bank, N.A. LOC), 0.55%, 4/7/2016	26,200,000
2,380,000		New Jersey EDA, Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 0.72%, 4/7/2016	2,380,000
		TOTAL	43,460,000
		New York—0.4%
4,500,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-1) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.35%, 4/1/2016	4,500,000
5,000,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs (Barclays Bank PLC LIQ), 0.39%, 4/1/2016	5,000,000
		TOTAL	9,500,000
		North Carolina—0.3%
7,725,000	[2,3]	North Carolina Eastern Municipal Power Agency, SPEARs (Series DBE-1055) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.67%, 4/7/2016	7,725,000
		Ohio—1.0%
5,500,000		Ohio State Higher Educational Facility Commission, (University Hospitals Health System, Inc.), Hospital Revenue Bonds, VRMOs (Series 2014-B), 0.73%, 4/1/2016	5,500,000
8,250,000		Ohio State Higher Educational Facility Commission, (University Hospitals Health System, Inc.), VRMOs (Series 2015-A), 0.73%, 4/1/2016	8,250,000
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[6]
	Ohio—continued
$10,500,000	Ohio State Higher Educational Facility Commission, (University Hospitals Health System, Inc.), VRMOs (Series 2015-C), 0.73%, 4/1/2016	$10,500,000
	TOTAL	24,250,000
	Pennsylvania—1.3%
32,000,000	Pennsylvania State Higher Education Facilities Authority, (Thomas Jefferson University), VRMOs (Series 2015B), 0.65%, 3/18/2019	32,000,000
	Tennessee—0.0%
800,000	Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 0.93%, 4/7/2016	800,000
	Texas—5.0%
16,000,000	Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010A) Daily VRDNs (Motiva Enterprises LLC), 0.55%, 4/1/2016	16,000,000
32,150,000	Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010B) Daily VRDNs (Motiva Enterprises LLC), 0.55%, 4/1/2016	32,150,000
6,650,000	Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010C) Daily VRDNs (Motiva Enterprises LLC), 0.55%, 4/1/2016	6,650,000
2,500,000	Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010D) Daily VRDNs (Motiva Enterprises LLC), 0.55%, 4/1/2016	2,500,000
18,500,000	Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010E) Daily VRDNs (Motiva Enterprises LLC), 0.55%, 4/1/2016	18,500,000
28,100,000	Port of Port Arthur Navigation District of Jefferson County, TX, (Subseries 2009A) Daily VRDNs (Motiva Enterprises LLC), 0.55%, 4/1/2016	28,100,000
8,000,000	Port of Port Arthur Navigation District of Jefferson County, TX, (Subseries 2009B) Daily VRDNs (Motiva Enterprises LLC), 0.55%, 4/1/2016	8,000,000
9,920,000	Port of Port Arthur Navigation District of Jefferson County, TX, (Subseries 2009C) Daily VRDNs (Motiva Enterprises LLC), 0.55%, 4/1/2016	9,920,000
	TOTAL	121,820,000
	Virginia—0.5%
12,800,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 0.70% CP (Virginia Electric & Power Co.), 5/5/2016	12,797,312
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[6]
	West Virginia—0.1%
$1,000,000	Grant County, WV County Commission, PCRB (Series 1994), 0.48% CP (Virginia Electric & Power Co.), 4/7/2016	$999,930
	TOTAL SHORT-TERM MUNICIPALS—18.0% (IDENTIFIED COST $436,470,000)	436,467,242
	TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $2,418,279,510)[7]	2,413,006,115
	OTHER ASSETS AND LIABILITIES - NET—0.6%[8]	14,603,010
	TOTAL NET ASSETS—100%	$2,427,609,125
Securities that are subject to the federal alternative minimum tax (AMT) represents 11.5% of the Fund's portfolio as calculated based upon total market value.
1	Floating rate notes with current rate and maturity or tender date shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2016, these restricted securities amounted to $131,774,681, which represented 5.4% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At March 31, 2016, these liquid restricted securities amounted to $128,272,336, which represented 5.3% of total net assets.
4	Non-income-producing security.
5	Security in default.
6	Current rate and next reset date shown for Variable Rate Demand Notes.
7	The cost of investments for federal tax purposes amounts to $2,418,278,310.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2016, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
ARS	—Auction Rate Securities
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
CP	—Commercial Paper
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
MMMs	—Money Market Municipals
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
Q-SBLF	—Qualified School Bond Loan Fund
RACs	—Revenue Anticipation Certificates
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SIFMA	—Securities Industry and Financial Markets Association
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRMOs	—Variable Rate Remarketed Obligations
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2016	Year Ended September 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.00	$10.05	$10.02	$10.05	$10.05	$10.04
Income From Investment Operations:
Net investment income	0.01	0.01	0.03	0.03	0.06	0.10
Net realized and unrealized gain (loss) on investments	(0.03)	(0.05)	0.03	(0.03)	0.00[1]	0.01
TOTAL FROM INVESTMENT OPERATIONS	(0.02)	(0.04)	0.06	0.00[1]	0.06	0.11
Less Distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.03)	(0.03)	(0.06)	(0.10)
Net Asset Value, End of Period	$9.97	$10.00	$10.05	$10.02	$10.05	$10.05
Total Return[2]	(0.20)%	(0.35)%	0.56%	0.02%	0.59%	1.06%
Ratios to Average Net Assets:
Net expenses	0.80%[4]	0.80%	0.80%[3]	0.80%	0.79%[3]	0.80%
Net investment income	0.21%[4]	0.14%	0.26%	0.33%	0.58%	0.95%
Expense waiver/reimbursement[5]	0.23%[4]	0.23%	0.22%	0.38%	0.44%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$848,191	$1,021,204	$1,362,615	$1,731,519	$2,198,969	$1,797,275
Portfolio turnover	10%	46%	62%	54%	66%	92%
1	Represent less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.80% and 0.79% for the years ended September 30, 2014 and 2012 after taking into account this expense reduction.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2016	Year Ended September 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.00	$10.05	$10.02	$10.05	$10.05	$10.04
Income from Investment Operations:
Net investment income	0.03	0.06	0.07	0.08	0.10	0.14
Net realized and unrealized gain (loss) on investments	(0.02)	(0.05)	0.03	(0.03)	0.00[1]	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.01	0.01	0.10	0.05	0.10	0.15
Less Distributions:
Distributions from net investment income	(0.03)	(0.06)	(0.07)	(0.08)	(0.10)	(0.14)
Net Asset Value, End of Period	$9.98	$10.00	$10.05	$10.02	$10.05	$10.05
Total Return[2]	0.13%	0.10%	1.01%	0.47%	1.05%	1.51%
Ratios to Average Net Assets:
Net expenses	0.35%[4]	0.35%	0.35%[3]	0.35%	0.34%[3]	0.35%
Net investment income	0.65%[4]	0.59%	0.71%	0.78%	1.02%	1.40%
Expense waiver/reimbursement[5]	0.18%[4]	0.18%	0.17%	0.32%	0.40%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,579,418	$1,912,653	$2,198,711	$1,827,352	$1,811,011	$1,245,370
Portfolio turnover	10%	46%	62%	54%	66%	92%
1	Represents less than $0.01.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.35% and 0.34% for the years ended September 30, 2014 and 2012 after taking into account this expense reduction.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2016 (unaudited)
Assets:
Total investments in securities, at value (identified cost $2,418,279,510)		$2,413,006,115
Cash		95,833
Receivable for investments sold		7,700,000
Income receivable		7,136,922
Receivable for shares sold		4,810,078
TOTAL ASSETS		2,432,748,948
Liabilities:
Payable for shares redeemed	$4,084,469
Income distribution payable	259,129
Payable for other service fees (Notes 2 and 5)	195,175
Payable for distribution services fee (Note 5)	142,047
Payable for transfer agent fees	134,979
Payable for taxes	110,673
Payable for investment adviser fee (Note 5)	14,446
Payable for administrative fee (Note 5)	5,184
Accrued expenses (Note 5)	193,721
TOTAL LIABILITIES		5,139,823
Net assets for 243,371,249 shares outstanding		$2,427,609,125
Net Assets Consists of:
Paid-in capital		$2,435,283,273
Net unrealized depreciation of investments		(5,273,395)
Accumulated net realized loss on investments		(2,446,977)
Undistributed net investment income		46,224
TOTAL NET ASSETS		$2,427,609,125
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($848,191,221 ÷ 85,035,608 shares outstanding) $0.001 par value, 500,000,000 shares authorized		$9.97
Offering price per share (100/98.00 of $9.97)		$10.17
Redemption proceeds per share		$9.97
Institutional Shares:
Net asset value per share ($1,579,417,904 ÷ 158,335,641 shares outstanding) $0.001 par value, 500,000,000 shares authorized		$9.98
Offering price per share		$9.98
Redemption proceeds per share		$9.98
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended March 31, 2016 (unaudited)
Investment Income:
Interest			$13,445,848
Expenses:
Investment adviser fee (Note 5)		$5,321,983
Administrative fee (Note 5)		1,040,694
Custodian fees		45,278
Transfer agent fees		371,360
Directors'/Trustees' fees (Note 5)		13,335
Auditing fees		15,563
Legal fees		3,362
Distribution services fee (Note 5)		1,160,983
Other service fees (Notes 2 and 5)		1,151,908
Portfolio accounting fees		143,619
Share registration costs		50,872
Printing and postage		15,997
Taxes		107,079
Miscellaneous (Note 5)		12,713
TOTAL EXPENSES		9,454,746
Waivers:
Waiver of investment adviser fee (Note 5)	$(2,395,046)
Waivers of other operating expenses (Notes 2 and 5)	(251,751)
TOTAL WAIVERS		(2,646,797)
Net expenses			6,807,949
Net investment income			6,637,899
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			255,575
Net change in unrealized appreciation of investments			(5,613,538)
Net realized and unrealized loss on investments			(5,357,963)
Change in net assets resulting from operations			$1,279,936
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2016	Year Ended 9/30/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,637,899	$14,870,527
Net realized gain on investments	255,575	680,012
Net change in unrealized appreciation/depreciation of investments	(5,613,538)	(17,830,554)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,279,936	(2,280,015)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(948,134)	(1,757,152)
Institutional Shares	(5,664,725)	(13,091,144)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,612,859)	(14,848,296)
Share Transactions:
Proceeds from sale of shares	422,197,035	2,064,774,957
Net asset value of shares issued to shareholders in payment of distributions declared	5,157,679	11,503,538
Cost of shares redeemed	(928,269,611)	(2,686,619,263)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(500,914,897)	(610,340,768)
Change in net assets	(506,247,820)	(627,469,079)
Net Assets:
Beginning of period	2,933,856,945	3,561,326,024
End of period (including undistributed net investment income of $46,224 and $21,184, respectively)	$2,427,609,125	$2,933,856,945
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2016 (unaudited)
1. ORGANIZATION
Federated Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares may bear distribution services fees and other service fees unique to that class. The detail of total fund expense waivers of $2,646,797 is disclosed in various locations in this Note 2 and Note 5.
Semi-Annual Shareholder Report

For the six months ended March 31, 2016, an unaffiliated third-party waived $24,880 of portfolio accounting fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,151,908
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities held at March 31, 2016, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, is as follows:
Security	Acquisition Date	Cost	Market Value
California PCFA, Solid Waste Disposal Revenue Bonds, 1.65% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	4/30/2014	$3,500,000	$3,502,345
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 3/31/2016		Year Ended 9/30/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,491,975	$64,843,996	32,496,724	$326,131,384
Shares issued to shareholders in payment of distributions declared	91,318	911,861	169,101	1,695,072
Shares redeemed	(23,715,847)	(236,908,799)	(66,138,564)	(663,228,377)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(17,132,554)	$(171,152,942)	(33,472,739)	$(335,401,921)
Semi-Annual Shareholder Report

	Six Months Ended 3/31/2016		Year Ended 9/30/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	35,773,229	$357,353,039	173,304,615	$1,738,643,573
Shares issued to shareholders in payment of distributions declared	425,069	4,245,818	978,456	9,808,466
Shares redeemed	(69,205,945)	(691,360,812)	(201,804,798)	(2,023,390,886)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(33,007,647)	$(329,761,955)	(27,521,727)	$(274,938,847)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(50,140,201)	$(500,914,897)	(60,994,466)	$(610,340,768)
4. FEDERAL TAX INFORMATION
At March 31, 2016, the cost of investments for federal tax purposes was $2,418,278,310. The net unrealized depreciation of investments for federal tax purposes was $5,272,195. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,474,450 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,746,645.
At September 30, 2015, the Fund had a capital loss carryforward of $2,703,752 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$148,172	NA	$148,172
2017	$1,306,058	NA	$1,306,058
2018	$1,242,780	NA	$1,242,780
2019	$6,742	NA	$6,742
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2016, the Adviser voluntarily waived $2,395,046 of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. During the six months ended March 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets annually to compensate FSC.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$1,160,983	$(226,871)
For the six months ended March 31, 2016, FSC retained $470,761 of fees paid by the Fund. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2016, FSC did not retain any sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended March 31, 2016, FSSC received $542 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report

Interfund Transactions
During the six months ended March 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $79,440,000 and $115,955,000, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.80% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2016, were as follows:
Purchases	$80,621,300
Sales	$343,706,496
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2016, there were no outstanding loans. During the six months ended March 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2016, there were no outstanding loans. During the six months ended March 31, 2016, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 to March 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$998.00	$4.00
Institutional Shares	$1,000.00	$1,001.30	$1.75
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,021.00	$4.04
Institutional Shares	$1,000.00	$1,023.25	$1.77
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.80%
Institutional Shares	0.35%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Municipal Ultrashort Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation
Semi-Annual Shareholder Report

reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the
Semi-Annual Shareholder Report

Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Municipal Ultrashort Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31417P866
CUSIP 31417P858
28391 (5/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 23, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 23, 2016